TEMPLETON INSTITUTIONAL FUNDS, INC.






TIFI                          Foreign Equity Series
                                SEMIANNUAL REPORT








                                  JUNE 30, 2001
[TEMPLETON LOGO]

--------------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

       - ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

       - ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK;

       - ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
--------------------------------------------------------------------------------

         June 30, 2001






Dear Shareholder:


         This is the semiannual report for the Templeton Institutional Funds, Inc., Foreign Equity Series (TIFI-FES) for the six-month period ended June 30, 2001. Most of the world's equity markets began the year 2001 in a favorable manner. However, after a strong rally during January, renewed signs of


--------------------------------------------------------------------------------
                          TOTAL RETURNS AS OF 06/30/01

                                                                                                CUMULATIVE
                                        ONE-YEAR     THREE-YEAR     FIVE-YEAR     TEN-YEAR        SINCE
                          6-MONTH        AVERAGE       AVERAGE       AVERAGE       AVERAGE     INCEPTION(1,3)
                         AVERAGE*(1)   ANNUAL(1,2)   ANNUAL(1,2)   ANNUAL(1,2)   ANNUAL(1,2)     (10/18/90)

TIFI Foreign
Equity Series -
Primary Shares              -6.81%       -11.07%         2.37%        8.59%        10.77%         194.59%

MSCI AC World
Free ex U.S. Index(4)      -13.56%       -24.07%        -0.60%        2.59%         6.44%          94.99%

MSCI EAFE Index(4)         -14.74%       -23.63%        -1.08%        3.11%         6.66%          83.08%

 *  Not annualized.

(1) Past fee waivers by the Fund's manager and administrator increased the Fund's total returns. Without these waivers, the Fund's total returns would have been lower.

(2) Average annual total return represents the average annual change in value of an investment over the indicated periods. The Fund's six-month return is not annualized.

(3) Cumulative total return represents the change in value of an investment over the indicated periods.

(4) Source: Morgan Stanley Capital International. The MSCI AC World Free ex U.S. Index measures the performance of securities located in 48 countries, including emerging markets in Latin America, Asia, and Eastern Europe. It includes reinvested dividends. The MSCI Europe, Australia, and Far East
    (EAFE) Index tracks the performance of approximately 1,000 securities in 20 countries. It includes reinvested dividends.

Indices are unmanaged, do not contain cash, and do not include management or other operating expenses. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

All calculations assume reinvestment of distributions at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social, and political climates of the countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares. Past performance is not predictive of future results.
--------------------------------------------------------------------------------



[PHOTO OF GARY MOTYL]


GARY MOTYL IS EXECUTIVE VICE PRESIDENT AND CHIEF INVESTMENT OFFICER FOR INSTITUTIONAL GLOBAL EQUITIES OF FTTRUST COMPANY AND PRESIDENT OF TEMPLETON INVESTMENT COUNSEL, LLC. HE IS A PORTFOLIO MANAGER AND RESEARCH ANALYST AND CURRENTLY MANAGES SEVERAL INSTITUTIONAL MUTUAL FUNDS, IN ADDITION TO MANAGING MANY OF TEMPLETON'S SEPARATE ACCOUNT PORTFOLIOS. MR. MOTYL'S RESEARCH RESPONSIBILITIES INCLUDE THE GLOBAL AUTOMOBILE INDUSTRY.

PRIOR TO JOINING TEMPLETON IN 1981, MR. MOTYL WORKED FROM 1974 TO 1979 AS A SECURITY ANALYST WITH STANDARD & POOR'S CORPORATION. HE THEN WORKED AS A RESEARCH ANALYST AND PORTFOLIO MANAGER FROM 1979 TO 1981 WITH LANDMARK FIRST NATIONAL BANK. IN THIS CAPACITY, HE HAD RESPONSIBILITY FOR EQUITY RESEARCH AND MANAGED SEVERAL PENSION AND PROFIT SHARING PLANS.

MR. MOTYL HOLDS A BACHELOR OF SCIENCE DEGREE IN FINANCE FROM LEHIGH UNIVERSITY IN PENNSYLVANIA AND A MASTER OF BUSINESS ADMINISTRATION DEGREE FROM PACE UNIVERSITY IN NEW YORK. HE IS ALSO A CHARTERED FINANCIAL ANALYST (CFA) CHARTERHOLDER.



         The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 10.

                                                                    continued...

TEMPLETON INSTITUTIONAL FUNDS, INC. FOREIGN EQUITY SERIES
letter continued................................................................



GEOGRAPHIC DISTRIBUTION ON 06/30/01
(Equity Assets as a Percentage of Total Net Assets)


[PIE CHART]

North America             6.3%
Australia/New Zealand     5.0%
Latin America             5.4%
Asia                     20.9%
Europe                   57.2%



FUND ASSET ALLOCATION ON 06/30/01

[PIE CHART]

Short-Term Investments &
  Other Net Assets            5.2%
Equity*                      94.8%


*Equity includes convertible and preferred securities


economic weakness in the United States and abroad put pressure on stock prices, and this pressure remained during most of the six-month period ended June 30, 2001. A continued wave of corporate profit warnings and layoff announcements hampered stock performance, in general, and this also affected the portfolio of the TIFI-FES, in particular. Despite an adverse environment for equities, the total return posted by TIFI-FES's Primary Shares (-6.81%) was relatively better than the total return posted by the Morgan Stanley Capital International (MSCI) All Country World Free ex U.S. Index (-13.56) and MSCI EAFE Index (-14.74), respectively. These returns are for the six-month period ended June 30, 2001. We believe stock selection was the most important element of the relatively better performance of the fund's portfolio.

         In sorting out the details of what we believe was a complex investment environment, at Templeton we continued to practice what we have always done: to search for bargain stocks around the world and to sell these stocks when they reach what we believe is their true worth. We did not consider stock valuations in general (i.e., price to earnings and price to cash flow ratios and other factors) to be cheap during the first six months of 2001. However, we identified a number of undervalued stocks we consider bargains and incorporated them into the portfolio. Among them were NEC in Japan, Deutsche Post in Germany, and Cable & Wireless in the U.K. Conversely, we eliminated from the portfolio AssiDoman, a

 ................................................................................



forest product producer in Sweden, as well as two Canadian banks - National bank of Canada and Canadian Imperial Bank of Commerce.

         An investment decision that resulted in a positive contribution to the portfolio's performance was holding stocks of companies that produce construction or industrial materials, such as Hanson in the U.K., Alcan in Canada, WMC in Australia, and Pechiney in France. Similarly, by not holding some telecom-related companies the portfolio avoided a negative effect on performance, as these stocks declined during the reporting period.

         Significant macroeconomic events included the monetary efforts of the Federal Reserve Board in the U.S., which cut short-term interest rates six times during the period for a total of 2.75 basis points, the European Central Bank
(ECB) and the Bank of England. Until May, the ECB had made fighting inflation its main objective and, therefore, had been reluctant to cut interest rates. However, evidence of a decrease in business activity within the euro zone - particularly in manufacturing - combined with a concern over the impact that a slowdown in the United States may have on growth within Europe prompted the ECB to reassess its priorities. Inflation in the euro-zone reached 3.4% in May, the highest inflation level since the introduction of the euro in 1999.

         We anticipate that this combined monetary support will take time before it can stimulate the world's


INDUSTRY DIVERSIFICATION ON 06/30/01
(Equity Assets as a Percentage of Total Net Assets)

Finance                  21.4%
Capital Equipment        18.3%
Consumer Goods           14.5%
Energy                   13.2%
Materials                11.1%
Services                 15.5%
Multi-Industry             .8%



10 LARGEST EQUITY POSITIONS ON 06/30/01
(Percent of Total Net Assets)

Unilever NV                    2.5%
Aventis SA                     2.4%
E.On AG                        1.8%
Nomura Securities Co. Ltd.     1.7%
Alcan Inc.                     1.7%
AXA SA                         1.6%
Hutchison Whampoa Ltd.         1.6%
Sony Corp.                     1.6%
DBS Group Holdings Ltd.        1.6%
ING Groep NV                   1.5%

TEMPLETON INSTITUTIONAL FUNDS, INC. FOREIGN EQUITY SERIES
letter continued................................................................



--------------------------------------------------------------------------------
Templeton Foreign Equity Series - Primary Shares
Total Return Index Comparison
$5,000,000 Investment: 10/18/90 - 06/30/01


[LINE GRAPH]


            TIFI Foreign
           Equity Series        MSCI All
             Acct 243/       Country World      MSCI EAFE      CPI Index
           Class: P and S      Free Index     Index Acct -2    Acct -152
INCEPT       5000000.00        5000000.00       5000000.00     5000000.00
Oct-90       4970000.00        5277870.00       4934900.00     5010500.00
Nov-90       4875000.00        4984500.00       4645200.00     5021530.00
Dec-90       4860000.00        5075510.00       4722260.00     5021530.00
Jan-91       5005000.00        5234140.00       4876330.00     5051810.00
Feb-91       5614720.00        5796300.00       5400500.00     5059210.00
Mar-91       5452700.00        5477300.00       5077600.00     5066610.00
Apr-91       5503340.00        5536810.00       5128940.00     5074010.00
May-91       5579280.00        5615440.00       5183970.00     5088820.00
Jun-91       5295760.00        5224870.00       4804400.00     5104290.00
Jul-91       5604590.00        5475930.00       5041760.00     5111690.00
Aug-91       5614720.00        5381900.00       4940600.00     5126500.00
Sep-91       5756480.00        5655730.00       5220530.00     5149370.00
Oct-91       5736220.00        5754620.00       5295840.00     5156780.00
Nov-91       5685600.00        5498300.00       5050020.00     5171580.00
Dec-91       5899360.00        5783740.00       5312370.00     5175620.00
Jan-92       6060460.00        5703140.00       5200540.00     5183020.00
Feb-92       6154890.00        5528010.00       5015880.00     5201860.00
Mar-92       6108300.00        5193700.00       4686140.00     5228100.00
Apr-92       6304440.00        5210750.00       4709500.00     5235500.00
May-92       6657500.00        5527140.00       5026180.00     5242900.00
Jun-92       6584640.00        5260400.00       4789500.00     5261740.00
Jul-92       6360480.00        5148500.00       4668310.00     5273180.00
Aug-92       6181160.00        5423070.00       4962680.00     5287980.00
Sep-92       6024240.00        5311800.00       4866380.00     5302790.00
Oct-92       5811300.00        5078530.00       4612700.00     5321630.00
Nov-92       5822500.00        5106640.00       4657430.00     5329030.00
Dec-92       5820820.00        5149270.00       4682820.00     5325660.00
Jan-93       5843980.00        5148680.00       4683720.00     5351900.00
Feb-93       5971400.00        5306250.00       4826680.00     5370610.00
Mar-93       6119130.00        5743160.00       5248600.00     5389580.00
Apr-93       6316140.00        6250450.00       5748190.00     5404390.00
May-93       6484190.00        6389590.00       5871200.00     5411920.00
Jun-93       6362500.00        6313120.00       5780830.00     5419390.00
Jul-93       6466800.00        6522960.00       5984540.00     5419190.00
Aug-93       6924580.00        6873030.00       6308840.00     5434400.00
Sep-93       6872430.00        6731740.00       6168300.00     5445430.00
Oct-93       7278060.00        6975220.00       6359910.00     5468380.00
Nov-93       7110010.00        6444010.00       5805310.00     5472010.00
Dec-93       7801440.00        6946620.00       6225720.00     5471740.00
Jan-94       8357860.00        7517900.00       6753420.00     5487010.00
Feb-94       8129440.00        7461050.00       6736200.00     5506060.00
Mar-94       7768920.00        7119320.00       6447260.00     5524900.00
Apr-94       7881600.00        7360840.00       6722290.00     5532300.00
May-94       7911260.00        7363310.00       6685120.00     5535660.00
Jun-94       7656240.00        7415530.00       6781230.00     5554500.00
Jul-94       7988350.00        7536100.00       6848020.00     5569300.00
Aug-94       8261150.00        7789680.00       7011530.00     5592250.00
Sep-94       8065440.00        7596850.00       6792110.00     5607050.00
Oct-94       8237430.00        7801050.00       7019990.00     5611090.00
Nov-94       7881600.00        7424740.00       6684210.00     5618490.00
Dec-94       7819750.00        7407370.00       6727430.00     5618490.00
Jan-95       7594760.00        7071410.00       6470830.00     5640630.00
Feb-95       7713340.00        7032720.00       6453910.00     5663170.00
Mar-95       7749830.00        7430060.00       6858150.00     5681940.00
Apr-95       8090480.00        7719900.00       7117920.00     5700710.00
May-95       8297300.00        7685790.00       7034890.00     5711950.00
Jun-95       8345970.00        7579470.00       6913390.00     5723190.00
Jul-95       8759620.00        8009880.00       7345800.00     5723050.00
Aug-95       8534540.00        7731960.00       7067140.00     5738530.00
Sep-95       8692700.00        7864080.00       7207080.00     5749290.00
Oct-95       8504130.00        7653970.00       7015160.00     5768200.00
Nov-95       8637960.00        7833740.00       7212210.00     5764160.00
Dec-95       8834280.00        8143470.00       7504780.00     5760400.00
Jan-96       9117420.00        8255330.00       7537420.00     5794170.00
Feb-96       9262060.00        8255660.00       7564620.00     5812950.00
Mar-96       9331560.00        8409330.00       7727190.00     5842960.00
Apr-96       9672730.00        8664460.00       7953750.00     5865430.00
May-96       9786450.00        8534350.00       7809430.00     5876660.00
Jun-96       9754860.00        8577630.00       7855150.00     5880430.00
Jul-96       9502140.00        8292470.00       7627480.00     5891600.00
Aug-96       9780130.00        8341110.00       7646220.00     5902840.00
Sep-96       9862350.00        8548240.00       7851030.00     5921610.00
Oct-96       9957240.00        8462610.00       7772860.00     5940380.00
Nov-96      10469700.00        8789080.00       8084160.00     5951620.00
Dec-96      10741000.00        8687300.00       7982000.00     5951620.00
Jan-97      10938200.00        8527710.00       7704550.00     5970330.00
Feb-97      11089200.00        8684090.00       7832400.00     5988220.00
Mar-97      11201100.00        8665890.00       7862620.00     6003160.00
Apr-97      11148500.00        8738970.00       7906440.00     6010360.00
May-97      11609200.00        9278760.00       8422660.00     6006730.00
Jun-97      12122500.00        9790720.00       8889310.00     6013930.00
Jul-97      12563400.00        9988960.00       9034680.00     6021130.00
Aug-97      11852600.00        9203170.00       8361910.00     6032570.00
Sep-97      12806900.00        9700730.00       8832190.00     6047640.00
Oct-97      11859200.00        8874820.00       8155280.00     6062780.00
Nov-97      11780300.00        8763920.00       8073880.00     6059140.00
Dec-97      11968600.00        8864780.00       8146420.00     6051880.00
Jan-98      12113400.00        9129960.00       8520890.00     6062780.00
Feb-98      12885600.00        9739160.00       9069440.00     6074890.00
Mar-98      13832900.00       10075700.00       9350790.00     6087070.00
Apr-98      14012800.00       10147800.00       9426980.00     6098040.00
May-98      13860600.00        9963800.00       9383430.00     6109000.00
Jun-98      13729100.00        9926340.00       9456270.00     6116340.00
Jul-98      13971300.00       10020700.00       9554530.00     6123670.00
Aug-98      11722300.00        8607540.00       8372790.00     6131000.00
Sep-98      11549300.00        8425720.00       8118340.00     6138340.00
Oct-98      12442000.00        9308300.00       8967020.00     6153080.00
Nov-98      13113200.00        9808520.00       9428500.00     6153080.00
Dec-98      13184700.00       10146400.00       9802660.00     6149370.00
Jan-99      13043600.00       10135600.00       9776060.00     6164380.00
Feb-99      12746700.00        9908650.00       9545160.00     6170570.00
Mar-99      13435400.00       10387000.00       9945960.00     6189280.00
Apr-99      14537000.00       10906600.00      10351300.00     6234290.00
May-99      14001100.00       10394300.00       9820490.00     6234290.00
Jun-99      14663600.00       10871900.00      10205500.00     6234290.00
Jul-99      14745500.00       11126900.00      10511400.00     6250570.00
Aug-99      14671000.00       11165500.00      10551900.00     6269340.00
Sep-99      14373300.00       11241000.00      10660700.00     6296860.00
Oct-99      14604000.00       11659600.00      11062400.00     6309380.00
Nov-99      15333500.00       12125800.00      11448900.00     6311940.00
Dec-99      16789000.00       13282300.00      12478600.00     6311940.00
Jan-00      15751800.00       12561500.00      11688000.00     6329500.00
Feb-00      16188500.00       12900900.00      12004700.00     6365760.00
Mar-00      16514800.00       13386400.00      12472600.00     6417100.00
Apr-00      15808400.00       12639300.00      11818300.00     6422080.00
May-00      15753400.00       12316000.00      11532000.00     6427060.00
Jun-00      16561900.00       12840200.00      11985700.00     6462120.00
Jul-00      16334300.00       12333300.00      11485500.00     6475910.00
Aug-00      16577600.00       12485900.00      11587600.00     6475910.00
Sep-00      15800500.00       11793300.00      11025800.00     6509690.00
Oct-00      15149000.00       11418500.00      10767400.00     6520860.00
Nov-00      15047000.00       10906200.00      10366000.00     6524630.00
Dec-00      15805900.00       11278600.00      10736800.00     6519580.00
Jan-01      16057700.00       11457700.00      10742900.00     6562100.00
Feb-01      15526200.00       10555400.00       9941980.00     6589620.00
Mar-01      14351600.00        9795890.00       9269210.00     6605910.00
Apr-01      15163600.00       10450800.00       9907830.00     6629660.00
May-01      15069200.00       10141800.00       9543640.00     6658460.00
Jun-01      14729300.00        9749410.00       9153760.00     6672250.00



Periods ended June 30, 2001

                                                           SINCE
                SIX-      ONE-       FIVE-     TEN-      INCEPTION
               MONTH      YEAR       YEAR      YEAR      (10/18/90)
Average
Annual
Total
Return(1,2)    -6.81%    -11.07%     8.59%     10.77%      10.63%

Cumulative
Total
Return(1,3)    -6.81%    -11.07%    50.99%    178.14%     194.59%

(1) Past fee waivers by the Fund's manager and administrator increased the Fund's total returns. Without these waivers, the Primary Shares total returns would have been lower.

(2) Average annual total return represents the average annual change in value of an investment over the indicated periods. The six-month return is not annualized.

(3) Cumulative total return represents the change in value of an investment over the indicated periods.

(4) Source: Morgan Stanley Capital International. The MSCI AC World Free ex U.S. Index measures the performance of securities located in 48 countries, including emerging markets in Latin America, Asia, and Eastern Europe. It includes reinvested dividends. The MSCI Europe, Australia and Far East
    (EAFE) Index tracks the performance of approximately 1,000 securities in 20 countries. It includes reinvested dividends.

    Indices are unmanaged, do not contain cash, and do not include management or other operating expenses. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

(5) Source: U.S. Bureau of Labor Statistics (January 2000).


    All calculations assume reinvestment of distributions at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social, and political climates of the countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares. Past performance is not predictive of future results.

--------------------------------------------------------------------------------



economies. In the meantime, we expect that sell side analysts' earnings growth expectations for 2002, although scaled down, might turn out to be overly optimistic and difficult to achieve. This is in addition to the ongoing earnings downgrades for 2001. As of June, analysts' earnings growth expectations for 2002 stood at 19% for the S&P 500 and 34% for its technology sector, according to IBES International Inc.

         Another significant macro event was the continued weakness of the euro, which hovered around prior lows vis-a-vis the U.S. dollar. In our view, this weakness is tied to fundamentals and investor psychology (e.g., perceived ECB weakness, slowing European growth, outflows into the U.S. from both equity and foreign direct-investments). However, in our opinion, the euro is modestly undervalued versus the U.S. dollar. We believe progress toward European restructuring, if successful and coupled with a narrowing of the growth gap between the United States and Europe could lead to a stronger euro.

         A weak euro affected the portfolio by reducing the dollar return of euro denominated holdings. However, the effect was partially offset by export-oriented companies, as they benefited from the weaker currency. Among these beneficiaries were Repsol in Spain, Volkswagen in Germany, and Swiss Re in Switzerland.

         Corporate consolidation in Europe continued, as German power utility E.ON unveiled a $7.4 billion agreed bid for Powergen, Britain's fourth-largest electric utility. The

 ................................................................................




acquisition announcement had a positive effect not only on both of these stocks, but also on the utilities sector, which benefited other utility holdings in the Fund's portfolio. Going forward, we anticipate European M&A activity to continue, as utility companies in the region have about 130 billion euros to invest.

         In Japan, the economic situation continued to preoccupy investors and their concerns were reflected in the country's stock market, which remained under pressure during most of the reporting period. In April, however, the election of Junichiro Koizumi as Japan's new Prime Minister provided some relief and the stock market responded by testing positive territory. Koizumi is expected to infuse Japan with the much-needed political and economic reforms, but it will take time before we can see how far he is willing to go down the road of reform. For the moment, Koizumi appears to be more interested in winning the Upper House election in July than in spelling out his plans for reform.

         Our assessment of the current investment climate is that the world's economy is generally experiencing a slowdown in economic activity. However, based on our continued conversations with the leaders of the companies in which we invest - in our view, some of the world's best-managed corporations - we do not at this time foresee this slowdown becoming a deep synchronized global recession. It is our belief that within a short period of time, improved



--------------------------------------------------------------------------------
Templeton Foreign Equity Series - Service Shares*
Total Return Index Comparison
$5,000,000 Investment: 10/18/90 - 06/30/01


[LINE GRAPH]


            TIFI Foreign        MSCI All
           Equity Series     Country World
             Acct 243/         Free Index       MSCI EAFE      CPI Index
           Class: P and S    ex US Acct-47    Index Acct -2    Acct -152
INCEPT       5000000.00        5000000.00       5000000.00     5000000.00
Oct-90       4970000.00        5277870.00       4934900.00     5010500.00
Nov-90       4875000.00        4984500.00       4645200.00     5021530.00
Dec-90       4860000.00        5075510.00       4722260.00     5021530.00
Jan-91       5005000.00        5234140.00       4876330.00     5051810.00
Feb-91       5614720.00        5796300.00       5400500.00     5059210.00
Mar-91       5452700.00        5477300.00       5077600.00     5066610.00
Apr-91       5503340.00        5536810.00       5128940.00     5074010.00
May-91       5579280.00        5615440.00       5183970.00     5088820.00
Jun-91       5295760.00        5224870.00       4804400.00     5104290.00
Jul-91       5604590.00        5475930.00       5041760.00     5111690.00
Aug-91       5614720.00        5381900.00       4940600.00     5126500.00
Sep-91       5756480.00        5655730.00       5220530.00     5149370.00
Oct-91       5736220.00        5754620.00       5295840.00     5156780.00
Nov-91       5685600.00        5498300.00       5050020.00     5171580.00
Dec-91       5899360.00        5783740.00       5312370.00     5175620.00
Jan-92       6060460.00        5703140.00       5200540.00     5183020.00
Feb-92       6154890.00        5528010.00       5015880.00     5201860.00
Mar-92       6108300.00        5193700.00       4686140.00     5228100.00
Apr-92       6304440.00        5210750.00       4709500.00     5235500.00
May-92       6657500.00        5527140.00       5026180.00     5242900.00
Jun-92       6584640.00        5260400.00       4789500.00     5261740.00
Jul-92       6360480.00        5148500.00       4668310.00     5273180.00
Aug-92       6181160.00        5423070.00       4962680.00     5287980.00
Sep-92       6024240.00        5311800.00       4866380.00     5302790.00
Oct-92       5811300.00        5078530.00       4612700.00     5321630.00
Nov-92       5822500.00        5106640.00       4657430.00     5329030.00
Dec-92       5820820.00        5149270.00       4682820.00     5325660.00
Jan-93       5843980.00        5148680.00       4683720.00     5351900.00
Feb-93       5971400.00        5306250.00       4826680.00     5370610.00
Mar-93       6119130.00        5743160.00       5248600.00     5389580.00
Apr-93       6316140.00        6250450.00       5748190.00     5404390.00
May-93       6484190.00        6389590.00       5871200.00     5411920.00
Jun-93       6362500.00        6313120.00       5780830.00     5419390.00
Jul-93       6466800.00        6522960.00       5984540.00     5419190.00
Aug-93       6924580.00        6873030.00       6308840.00     5434400.00
Sep-93       6872430.00        6731740.00       6168300.00     5445430.00
Oct-93       7278060.00        6975220.00       6359910.00     5468380.00
Nov-93       7110010.00        6444010.00       5805310.00     5472010.00
Dec-93       7801440.00        6946620.00       6225720.00     5471740.00
Jan-94       8357860.00        7517900.00       6753420.00     5487010.00
Feb-94       8129440.00        7461050.00       6736200.00     5506060.00
Mar-94       7768920.00        7119320.00       6447260.00     5524900.00
Apr-94       7881600.00        7360840.00       6722290.00     5532300.00
May-94       7911260.00        7363310.00       6685120.00     5535660.00
Jun-94       7656240.00        7415530.00       6781230.00     5554500.00
Jul-94       7988350.00        7536100.00       6848020.00     5569300.00
Aug-94       8261150.00        7789680.00       7011530.00     5592250.00
Sep-94       8065440.00        7596850.00       6792110.00     5607050.00
Oct-94       8237430.00        7801050.00       7019990.00     5611090.00
Nov-94       7881600.00        7424740.00       6684210.00     5618490.00
Dec-94       7819750.00        7407370.00       6727430.00     5618490.00
Jan-95       7594760.00        7071410.00       6470830.00     5640630.00
Feb-95       7713340.00        7032720.00       6453910.00     5663170.00
Mar-95       7749830.00        7430060.00       6858150.00     5681940.00
Apr-95       8090480.00        7719900.00       7117920.00     5700710.00
May-95       8297300.00        7685790.00       7034890.00     5711950.00
Jun-95       8345970.00        7579470.00       6913390.00     5723190.00
Jul-95       8759620.00        8009880.00       7345800.00     5723050.00
Aug-95       8534540.00        7731960.00       7067140.00     5738530.00
Sep-95       8692700.00        7864080.00       7207080.00     5749290.00
Oct-95       8504130.00        7653970.00       7015160.00     5768200.00
Nov-95       8637960.00        7833740.00       7212210.00     5764160.00
Dec-95       8834280.00        8143470.00       7504780.00     5760400.00
Jan-96       9117420.00        8255330.00       7537420.00     5794170.00
Feb-96       9262060.00        8255660.00       7564620.00     5812950.00
Mar-96       9331560.00        8409330.00       7727190.00     5842960.00
Apr-96       9672730.00        8664460.00       7953750.00     5865430.00
May-96       9786450.00        8534350.00       7809430.00     5876660.00
Jun-96       9754860.00        8577630.00       7855150.00     5880430.00
Jul-96       9502140.00        8292470.00       7627480.00     5891600.00
Aug-96       9780130.00        8341110.00       7646220.00     5902840.00
Sep-96       9862350.00        8548240.00       7851030.00     5921610.00
Oct-96       9957240.00        8462610.00       7772860.00     5940380.00
Nov-96      10469700.00        8789080.00       8084160.00     5951620.00
Dec-96      10741000.00        8687300.00       7982000.00     5951620.00
Jan-97      10938200.00        8527710.00       7704550.00     5970330.00
Feb-97      11089200.00        8684090.00       7832400.00     5988220.00
Mar-97      11201100.00        8665890.00       7862620.00     6003160.00
Apr-97      11148500.00        8738970.00       7906440.00     6010360.00
May-97      11609200.00        9278760.00       8422660.00     6006730.00
Jun-97      12122500.00        9790720.00       8889310.00     6013930.00
Jul-97      12563400.00        9988960.00       9034680.00     6021130.00
Aug-97      11852600.00        9203170.00       8361910.00     6032570.00
Sep-97      12806900.00        9700730.00       8832190.00     6047640.00
Oct-97      11859200.00        8874820.00       8155280.00     6062780.00
Nov-97      11780300.00        8763920.00       8073880.00     6059140.00
Dec-97      11968600.00        8864780.00       8146420.00     6051880.00
Jan-98      12113400.00        9129960.00       8520890.00     6062780.00
Feb-98      12885600.00        9739160.00       9069440.00     6074890.00
Mar-98      13832900.00       10075700.00       9350790.00     6087070.00
Apr-98      14012800.00       10147800.00       9426980.00     6098040.00
May-98      13860600.00        9963800.00       9383430.00     6109000.00
Jun-98      13729100.00        9926340.00       9456270.00     6116340.00
Jul-98      13971300.00       10020700.00       9554530.00     6123670.00
Aug-98      11722300.00        8607540.00       8372790.00     6131000.00
Sep-98      11549300.00        8425720.00       8118340.00     6138340.00
Oct-98      12442000.00        9308300.00       8967020.00     6153080.00
Nov-98      13113200.00        9808520.00       9428500.00     6153080.00
Dec-98      13184700.00       10146400.00       9802660.00     6149370.00
Jan-99      13043600.00       10135600.00       9776060.00     6164380.00
Feb-99      12746700.00        9908650.00       9545160.00     6170570.00
Mar-99      13435400.00       10387000.00       9945960.00     6189280.00
Apr-99      14537000.00       10906600.00      10351300.00     6234290.00
May-99      14001100.00       10394300.00       9820490.00     6234290.00
Jun-99      14663600.00       10871900.00      10205500.00     6234290.00
Jul-99      14745500.00       11126900.00      10511400.00     6250570.00
Aug-99      14671000.00       11165500.00      10551900.00     6269340.00
Sep-99      14373300.00       11241000.00      10660700.00     6296860.00
Oct-99      14604000.00       11659600.00      11062400.00     6309380.00
Nov-99      15333500.00       12125800.00      11448900.00     6311940.00
Dec-99      16789000.00       13282300.00      12478600.00     6311940.00
Jan-00      15751800.00       12561500.00      11688000.00     6329500.00
Feb-00      16188500.00       12900900.00      12004700.00     6365760.00
Mar-00      16514800.00       13386400.00      12472600.00     6417100.00
Apr-00      15808400.00       12639300.00      11818300.00     6422080.00
May-00      15753400.00       12316000.00      11532000.00     6427060.00
Jun-00      16561900.00       12840200.00      11985700.00     6462120.00
Jul-00      16334300.00       12333300.00      11485500.00     6475910.00
Aug-00      16577600.00       12485900.00      11587600.00     6475910.00
Sep-00      15800500.00       11793300.00      11025800.00     6509690.00
Oct-00      15149000.00       11418500.00      10767400.00     6520860.00
Nov-00      15047000.00       10906200.00      10366000.00     6524630.00
Dec-00      15805900.00       11278600.00      10736800.00     6519580.00
Jan-01      16057700.00       11457700.00      10742900.00     6562100.00
Feb-01      15526200.00       10555400.00       9941980.00     6589620.00
Mar-01      14351600.00        9795890.00       9269210.00     6605910.00
Apr-01      15163600.00       10450800.00       9907830.00     6629660.00
May-01      15069200.00       10141800.00       9543640.00     6658460.00
Jun-01      14729300.00        9749410.00       9153760.00     6672250.00



Periods ended June 30, 2001

                                                           SINCE
                SIX-      ONE-      FIVE-      TEN-      INCEPTION
               MONTH      YEAR       YEAR      YEAR      (10/18/90)
Average
Annual
Total
Return(1,2)    -6.81%    -11.07%     8.59%     10.77%       10.63%

Cumulative
Total
Return(1,3)    -6.81%    -11.07%    50.99%    178.14%      194.59%

* On May 3, 1999, the Fund began selling Service Shares to certain eligible investors as described in the prospectus. This share class has a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to May 3, 1999, figures reflect Primary Shares performance including the effect of Primary Shares expenses, and does not take into account the Rule 12b-1 fee applicable to the Service Shares; and (b) for periods beginning May 3, 1999, figures reflect actual Service Shares performance, including the deduction of all fees and expenses applicable to Service Shares.

(1) Past fee waivers by the Fund's manager and administrator increased the Service Shares total returns. Without these waivers, the Service Share's total returns would have been lower.

(2) Average annual total return represents the average annual change in value of an investment over the indicated periods. The six-month return is not annualized.

(3) Cumulative total return represents the change in value of an investment over the indicated periods.

(4) Source: Morgan Stanley Capital International. The MSCI AC World Free ex U.S. Index measures the performance of securities located in 48 countries, including emerging markets in Latin America, Asia, and Eastern Europe. It includes reinvested dividends. The MSCI Europe, Australia and Far East
    (EAFE) Index tracks the performance of approximately 1,000 securities in 20 countries. It includes reinvested dividends.

    Indices are unmanaged, do not contain cash, and do not include management or other operating expenses. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

(5) Source: U.S. Bureau of Labor Statistics (January 2000).

    All calculations assume reinvestment of distributions at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social, and political climates of the countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares. Past performance is not predictive of future results.

--------------------------------------------------------------------------------

TEMPLETON INSTITUTIONAL FUNDS, INC. FOREIGN EQUITY SERIES
letter continued................................................................



earnings visibility should provide the basis for a sustainable recovery in world equities. In the meantime, we will continue to seek bargain stocks around the world and invest for long term capital growth.

         This discussion reflects our views, opinions, and portfolio holdings as of June 30, 2001, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the Fund's portfolio composition. Although past performance is not predictive of future results, these insights may help you better understand our investment and management philosophy.

         Of course, it should be remembered that investing in foreign securities involves special risks related to market and currency volatility, and economic, social, political, and other factors in the countries where the Fund invests. Emerging market securities involve heightened risks related to the same factors, in addition to those associated with these markets' relatively small size and lesser liquidity. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, the consequences of severe market corrections. While short-term volatility can be disconcerting, declines in excess of 50% are not unusual in emerging markets. For example, the Mexican Bolsa Index has increased 316.83% since June 1992, but has suffered numerous declines of more

 ................................................................................




than 15% during that time.(1) These special risks and other considerations are discussed in the Fund's prospectus. The Fund's definition of "emerging markets" as used by the Fund's manager may differ from the definition of the same term used in managing other Franklin Templeton funds.

         From everyone at the Templeton organization, we would like to thank you for your support.

Best regards,


/s/ Donald F. Reed

Donald F. Reed, CFA, CIC
President
Templeton Institutional Funds, Inc.



/s/ Gary P. Motyl

Gary P. Motyl, CFA
Executive Vice President-CIO Institutional Global Equities
FTTrust Company
President
Templeton Investment Counsel, LLC







(1) Source: Mexico Bolsa Index. Based on quarterly percentage price change since June 30, 1992 through June 30, 2001. Market return is measured in U.S. dollars and does not include reinvested dividends.


For the most current portfolio information, call 1-800-362-6243.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Financial Highlights

                                                                                PRIMARY SHARES
                                              -----------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                             YEAR ENDED DECEMBER 31,
                                              JUNE 30, 2001    ------------------------------------------------------------------
                                               (UNAUDITED)        2000          1999          1998          1997          1996
                                              -----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(For a share outstanding throughout the
  period)
Net asset value, beginning of period......         $16.95          $21.53        $17.76        $17.36        $16.34        $14.04
                                              -----------------------------------------------------------------------------------
Income from investment operations:
 Net investment income....................            .20             .35           .37           .42           .42           .45
 Net realized and unrealized gains
   (losses)...............................          (1.34)          (1.66)         4.42          1.29          1.43          2.54
                                              -----------------------------------------------------------------------------------
Total from investment operations..........          (1.14)          (1.31)         4.79          1.71          1.85          2.99
                                              -----------------------------------------------------------------------------------
Less distributions from:
 Net investment income....................           (.04)           (.33)         (.38)         (.40)         (.43)         (.47)
 Net realized gains.......................           (.17)          (2.94)         (.64)         (.91)         (.40)         (.22)
                                              -----------------------------------------------------------------------------------
Total distributions.......................           (.21)          (3.27)        (1.02)        (1.31)         (.83)         (.69)
                                              -----------------------------------------------------------------------------------
Net asset value, end of period............         $15.60          $16.95        $21.53        $17.76        $17.36        $16.34
                                              ===================================================================================
Total Return*.............................        (6.81)%         (5.86)%        27.34%        10.16%        11.43%        21.58%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's).........     $3,893,549      $4,344,727    $5,247,862    $4,551,663    $3,706,006    $2,857,591
Ratios to average net assets:
 Expenses.................................           .83%**          .83%          .84%          .83%          .84%          .87%
 Net investment income....................          2.46%**         1.71%         1.88%         2.33%         2.49%         3.20%
Portfolio turnover rate...................          8.29%          27.41%        10.56%        15.40%        15.25%         7.39%

*Total return is not annualized.
**Annualized.
+Based on average weighted shares outstanding effective year ended December 31, 1999.
 8

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Financial Highlights (continued)

                                                                           SERVICE SHARES
                                                                ------------------------------------
                                                                                       YEAR ENDED
                                                                SIX MONTHS ENDED      DECEMBER 31,
                                                                 JUNE 30, 2001      ----------------
                                                                  (UNAUDITED)        2000     1999+
                                                                 -----------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the period)
Net asset value, beginning of period........................         $16.95         $21.53    $19.53
                                                                ------------------------------------
Income from investment operations:
 Net investment income......................................            .20            .35       .25
 Net realized and unrealized gains (losses).................          (1.34)         (1.66)     2.73
                                                                ------------------------------------
Total from investment operations............................          (1.14)         (1.31)     2.98
                                                                ------------------------------------
Less distributions from:
 Net investment income......................................           (.04)          (.33)     (.37)
 Net realized gains.........................................           (.17)         (2.94)     (.61)
                                                                ------------------------------------
Total distributions.........................................           (.21)         (3.27)     (.98)
                                                                ------------------------------------
Net asset value, end of period..............................         $15.60         $16.95    $21.53
                                                                ====================================
Total Return*...............................................        (6.81)%         (5.86)%   15.49%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................            $16            $17       $22
Ratios to average net assets:
 Expenses...................................................           .83%**         .83%      .84%**
 Net investment income......................................          2.46%**        1.70%     1.91%**
Portfolio turnover rate.....................................          8.29%         27.41%    10.56%

*Total return is not annualized.
**Annualized.
+For the period May 3, 1999 (effective date) to December 31, 1999. ++Based on average weighted shares outstanding.
                       See Notes to Financial Statements.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (UNAUDITED)

                                                                                      SHARES/
                                                                   COUNTRY           WARRANTS             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS 92.0%
AEROSPACE & DEFENSE 1.4%
BAE Systems PLC.............................................    United Kingdom          5,076,273     $   24,308,370
Rolls-Royce PLC.............................................    United Kingdom          9,540,110         31,462,265
                                                                                                      --------------
                                                                                                          55,770,635
                                                                                                      --------------
AIR FREIGHT & COURIERS 1.0%
Deutsche Post AG............................................       Germany              2,450,000         38,784,529
                                                                                                      --------------
AIRLINES 1.0%
British Airways PLC.........................................    United Kingdom          8,317,200         40,237,347
                                                                                                      --------------
AUTO COMPONENTS 1.1%
Autoliv Inc. ...............................................        Sweden                750,000         12,960,000
Autoliv Inc., SDR...........................................        Sweden                  9,100            156,329
Michelin SA, B..............................................        France              1,000,000         31,635,443
                                                                                                      --------------
                                                                                                          44,751,772
                                                                                                      --------------
AUTOMOBILES 1.0%
*Tata Engineering & Locomotive Co., GDR, 144A...............        India                 200,000            295,000
Volkswagen AG...............................................       Germany                830,000         38,785,375
                                                                                                      --------------
                                                                                                          39,080,375
                                                                                                      --------------
BANKS 7.7%
Australia & New Zealand Banking Group Ltd. .................      Australia             3,384,161         29,066,245
Banca Nazionale del Lavoro SpA..............................        Italy              11,000,000         34,454,443
Banco Bilbao Vizcaya Argentaria SA, ADR.....................        Spain                 859,533         11,105,166
Banco Bradesco SA, ADR......................................        Brazil              2,553,720         13,391,708
*Banco Comercial Portugues SA...............................       Portugal             1,651,852          6,152,826
Bayerische Hypo-Und Vereinsbank AG..........................       Germany                  3,400            166,507
DBS Group Holdings Ltd. ....................................      Singapore             8,256,485         60,722,777
DNB Holding ASA.............................................        Norway                 43,000            186,539
Foreningssparbanken AB, A...................................        Sweden              1,569,680         18,169,345
HSBC Holdings PLC...........................................      Hong Kong             3,565,371         42,167,909
Kookmin Bank................................................     South Korea              602,968          8,090,574
Kookmin Bank, GDR...........................................     South Korea              339,683          4,477,022
Nordea AB...................................................        Sweden                 43,193            245,582
Nordea AB, FDR..............................................        Sweden              9,346,158         53,563,952
*Thai Farmers Bank Public Co. Ltd., fgn. ...................       Thailand            21,000,000          9,275,618
Unibanco Uniao de Bancos Brasileiros SA, GDR................        Brazil                275,000          6,998,750
                                                                                                      --------------
                                                                                                         298,234,963
                                                                                                      --------------
BEVERAGES .2%
PanAmerican Beverages Inc., A...............................        Mexico                671,200         13,625,360
                                                                                                      --------------
*BIOTECHNOLOGY .3%
CellTech Group PLC..........................................    United Kingdom            591,318          9,962,576
Rubicon Ltd. ...............................................     New Zealand            1,405,000            399,350
                                                                                                      --------------
                                                                                                          10,361,926
                                                                                                      --------------
CHEMICALS 3.6%
Akzo Nobel NV...............................................     Netherlands              663,256         28,073,853
BASF AG.....................................................       Germany                807,090         31,633,976
Bayer AG, Br. ..............................................       Germany                899,230         35,017,041
Clariant AG.................................................     Switzerland            1,115,000         26,828,980
Imperial Chemical Industries PLC............................    United Kingdom          2,887,000         16,930,765
                                                                                                      --------------
                                                                                                         138,484,615
                                                                                                      --------------

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (UNAUDITED) (CONT.)

                                                                                      SHARES/
                                                                   COUNTRY           WARRANTS             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
COMMERCIAL SERVICES & SUPPLIES .5%
Chubb PLC...................................................    United Kingdom          5,952,000     $   13,916,125
Kidde PLC...................................................    United Kingdom          5,952,000          6,822,040
                                                                                                      --------------
                                                                                                          20,738,165
                                                                                                      --------------
COMMUNICATIONS EQUIPMENT .2%
Alcatel SA..................................................        France                346,435          7,243,852
                                                                                                      --------------
COMPUTERS & PERIPHERALS 1.2%
Fujitsu Ltd. ...............................................        Japan               1,683,000         17,677,437
NEC Corp. ..................................................        Japan               2,125,000         28,709,309
                                                                                                      --------------
                                                                                                          46,386,746
                                                                                                      --------------
CONSTRUCTION & ENGINEERING .3%
*Kvaerner ASA...............................................        Norway                454,600          3,189,458
Okumura Corp. ..............................................        Japan               1,865,000          6,863,655
                                                                                                      --------------
                                                                                                          10,053,113
                                                                                                      --------------
CONSTRUCTION MATERIALS 1.2%
Hanson PLC..................................................    United Kingdom          6,125,975         45,100,947
*Siam City Cement Public Co. Ltd., fgn. ....................       Thailand               815,746          2,324,010
                                                                                                      --------------
                                                                                                          47,424,957
                                                                                                      --------------
CONTAINERS & PACKAGING .6%
Jefferson Smurfit Group PLC.................................    United Kingdom         12,002,600         22,197,028
                                                                                                      --------------
DIVERSIFIED FINANCIALS 6.1%
Ayala Corp. ................................................     Philippines           78,856,000         10,529,175
BPI Socieda de Gestora de Participacoes Socias SA...........       Portugal             3,407,040          7,902,757
Housing Development Finance Corp. Ltd. .....................        India               2,400,000         35,178,571
ICICI Ltd. .................................................        India              12,867,916         19,695,790
ICICI Ltd., ADR.............................................        India               1,676,500         15,423,800
ING Groep NV................................................     Netherlands            1,791,380         58,536,379
Nomura Securities Co. Ltd. .................................        Japan               3,394,000         65,038,967
Swire Pacific Ltd., A.......................................      Hong Kong             4,993,000         25,861,511
Swire Pacific Ltd., B.......................................      Hong Kong               154,500            110,925
                                                                                                      --------------
                                                                                                         238,277,875
                                                                                                      --------------
DIVERSIFIED TELECOMMUNICATION SERVICES 8.3%
*Cable & Wireless Optus Ltd., 144A..........................      Australia            12,037,500         22,691,261
Cable & Wireless PLC........................................    United Kingdom          6,560,000         38,586,336
*Cia de Telecomunicaciones de Chile SA, ADR.................        Chile               3,415,550         48,090,944
Korea Telecom Corp., ADR....................................     South Korea              815,000         17,913,700
Nippon Telegraph & Telephone Corp. .........................        Japan                   8,122         42,329,217
Philippine Long Distance Telephone Co., ADR.................     Philippines            1,319,905         18,544,665
Telecom Argentina Stet-France Telecom SA, B, ADR............      Argentina             1,110,400         17,155,680
Telecom Corp. of New Zealand Ltd. ..........................     New Zealand            6,311,000         14,427,339
*Telefonica SA..............................................        Spain               3,525,543         43,454,846
*Telefonica SA, ADR.........................................        Spain                     645             24,020
Telefonos de Mexico SA de CV (Telmex), L, ADR...............        Mexico              1,163,212         40,817,109
Videsh Sanchar Nigam Ltd. ..................................        India               3,000,000         20,385,842
Videsh Sanchar Nigam Ltd., ADR..............................        India                  91,350          1,224,090
                                                                                                      --------------
                                                                                                         325,645,049
                                                                                                      --------------
ELECTRIC UTILITIES 6.4%
British Energy Ltd. ........................................    United Kingdom          2,422,781          9,404,095
E.On AG.....................................................       Germany              1,340,800         69,692,043
Endesa SA...................................................        Spain               1,567,200         24,995,173
Evn AG......................................................       Austria                266,013          8,309,599
Hong Kong Electric Holdings Ltd. ...........................      Hong Kong             8,563,300         32,936,191
Iberdrola SA, Br. ..........................................        Spain               3,027,029         38,822,191

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (UNAUDITED) (CONT.)

                                                                                      SHARES/
                                                                   COUNTRY           WARRANTS             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
ELECTRIC UTILITIES (CONT.)
Innogy Holdings PLC.........................................    United Kingdom          4,069,416     $   12,476,200
*International Power PLC....................................    United Kingdom          4,069,416         17,154,775
Korea Electric Power Corp. .................................     South Korea              639,410         11,898,287
Powergen PLC................................................    United Kingdom          2,200,000         22,245,661
                                                                                                      --------------
                                                                                                         247,934,215
                                                                                                      --------------
ELECTRICAL EQUIPMENT 2.0%
ABB Ltd. ...................................................     Switzerland            1,677,992         25,392,296
ABB Ltd. (SEK Traded).......................................     Switzerland              118,412          1,740,497
Alstom SA...................................................        France              1,474,240         41,009,698
Alstom SA, 144A.............................................        France                289,680          8,058,179
*Capstone Turbine Corp. ....................................    United States              20,071            451,397
                                                                                                      --------------
                                                                                                          76,652,067
                                                                                                      --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS 1.1%
Hitachi Ltd. ...............................................        Japan               4,242,000         41,664,929
                                                                                                      --------------
FOOD & DRUG RETAILING .8%
Safeway PLC.................................................    United Kingdom          5,693,700         32,249,566
                                                                                                      --------------
FOOD PRODUCTS 2.7%
Golden Hope Plantations Bhd. ...............................       Malaysia               662,000            578,379
Northern Foods PLC..........................................    United Kingdom          2,771,811          6,392,949
Unilever NV.................................................     Netherlands            1,630,000         97,694,854
                                                                                                      --------------
                                                                                                         104,666,182
                                                                                                      --------------
GAS UTILITIES 1.3%
Lattice Group PLC...........................................    United Kingdom          4,429,607          9,889,462
TransCanada PipeLines Ltd. .................................        Canada              3,309,800         40,809,834
                                                                                                      --------------
                                                                                                          50,699,296
                                                                                                      --------------
HEALTH CARE EQUIPMENT & SUPPLIES 1.4%
Nycomed Amersham PLC........................................    United Kingdom          7,558,120         55,456,249
                                                                                                      --------------
HEALTH CARE PROVIDERS & SERVICES 1.8%
Gehe AG.....................................................       Germany              1,010,188         39,337,872
Mayne Nickless Ltd., A......................................      Australia             9,050,000         29,659,015
                                                                                                      --------------
                                                                                                          68,996,887
                                                                                                      --------------
HOTELS RESTAURANTS & LEISURE
P & O Princess Cruises PLC..................................    United Kingdom             44,980            234,053
                                                                                                      --------------
HOUSEHOLD DURABLES 4.2%
Electrolux AB, B............................................        Sweden              2,122,000         29,338,606
Koninklijke Philips Electronics NV..........................     Netherlands            1,872,481         49,630,804
LG Electronics Inc. ........................................     South Korea            1,540,000         19,775,471
Makita Corp. ...............................................        Japan                 740,000          4,663,566
Sony Corp. .................................................        Japan                 934,800         61,460,552
                                                                                                      --------------
                                                                                                         164,868,999
                                                                                                      --------------
INDUSTRIAL CONGLOMERATES 2.4%
Hutchison Whampoa Ltd. .....................................      Hong Kong             6,116,550         61,754,422
Norsk Hydro ASA.............................................        Norway                711,300         30,133,212
                                                                                                      --------------
                                                                                                          91,887,634
                                                                                                      --------------
INSURANCE 6.4%
Ace Ltd. ...................................................       Bermuda              1,018,200         39,801,438
AXA SA......................................................        France              2,173,196         61,906,292
Muenchener Rueckversicherungs-Gesellschaft..................       Germany                112,998         31,710,648
*Muenchener Rueckversicherungs-Gesellschaft, wts.,
  6/03/02...................................................       Germany                     19              1,351

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (UNAUDITED) (CONT.)

                                                                                      SHARES/
                                                                   COUNTRY           WARRANTS             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
INSURANCE (CONT.)
Swiss Reinsurance Co. ......................................     Switzerland                5,440     $   10,762,269
XL Capital Ltd., A..........................................       Bermuda                500,400         41,082,840
Yasuda Fire & Marine Insurance Co. Ltd. ....................        Japan               4,034,000         25,066,950
Zurich Financial Services AG................................     Switzerland              114,655         39,101,791
                                                                                                      --------------
                                                                                                         249,433,579
                                                                                                      --------------
MACHINERY 3.7%
CNH Global NV...............................................     Netherlands            3,181,200         18,864,516
IHC Caland NV...............................................     Netherlands              450,605         22,696,756
Invensys PLC................................................    United Kingdom          5,602,719         10,637,176
Komatsu Ltd. ...............................................        Japan               7,840,000         35,956,382
*Svedala Industri, A........................................        Sweden              1,355,000         22,592,980
VA Technologie AG, Br. .....................................       Austria                118,510          3,817,337
VA Technologie AG, Br., 144A................................       Austria                 28,000            901,911
Volvo AB, B.................................................        Sweden              1,895,125         28,378,084
                                                                                                      --------------
                                                                                                         143,845,142
                                                                                                      --------------
MARINE
Peninsular & Oriental Steam Navigation Co. .................    United Kingdom             44,980            168,265
                                                                                                      --------------
MEDIA 1.1%
United Business Media PLC...................................    United Kingdom            698,317          5,676,416
Wolters Kluwer NV...........................................     Netherlands            1,370,000         36,822,657
                                                                                                      --------------
                                                                                                          42,499,073
                                                                                                      --------------
METALS & MINING 4.4%
Alcan Inc. .................................................        Canada              1,540,000         64,741,697
Grupo Mexico SA de CV, B....................................        Mexico              3,400,000          8,837,194
Iluka Resources Ltd. .......................................      Australia             4,870,699         12,203,228
*Industrias Penoles SA......................................        Mexico                 33,900             39,169
Pechiney SA, A..............................................        France                568,000         28,850,305
Pohang Iron & Steel Co. Ltd. ...............................     South Korea              205,600         16,441,676
WMC Ltd. ...................................................      Australia             8,198,378         39,906,338
                                                                                                      --------------
                                                                                                         171,019,607
                                                                                                      --------------
MULTILINE RETAIL .7%
Marks & Spencer PLC.........................................    United Kingdom          4,315,500         15,901,063
Matsuzakaya Co. Ltd. .......................................        Japan               1,656,000          4,341,822
Takashimaya Co. Ltd. .......................................        Japan                 846,000          5,901,379
                                                                                                      --------------
                                                                                                          26,144,264
                                                                                                      --------------
OIL & GAS 5.6%
Canadian Natural Resources Ltd. ............................        Canada                  1,828             54,200
Eni SpA.....................................................        Italy               3,362,310         40,987,466
Husky Energy Inc. ..........................................        Canada              3,576,200         38,222,169
MOL Magyar Olay-Es Gazipari RT, GDR, 144A...................       Hungary              1,339,742         19,091,324
Repsol YPF SA...............................................        Spain               2,616,000         43,184,031
Shell Transport & Trading Co. PLC...........................    United Kingdom             34,750            288,826
Shell Transport & Trading Co. PLC, ADR......................    United Kingdom            670,000         33,727,800
Total Fina Elf SA, B........................................        France                289,587         40,547,622
                                                                                                      --------------
                                                                                                         216,103,438
                                                                                                      --------------
PAPER & FOREST PRODUCTS 2.6%
Carter Holt Harvey Ltd. ....................................     New Zealand            3,149,000          2,173,708
M-real OYJ, B...............................................       Finland              2,118,000         12,281,951
Stora Enso OYJ, R (EUR/FIM Traded)..........................       Finland                 89,300            967,637
Stora Enso OYJ, R (SEK Traded)..............................       Finland              2,814,636         29,606,381

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (UNAUDITED) (CONT.)

                                                                                      SHARES/
                                                                   COUNTRY           WARRANTS             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
PAPER & FOREST PRODUCTS (CONT.)
Svenska Cellulosa AB, B.....................................        Sweden                613,533     $   12,991,714
UPM-Kymmene Corp. ..........................................       Finland              1,505,000         42,540,613
                                                                                                      --------------
                                                                                                         100,562,004
                                                                                                      --------------
PHARMACEUTICALS 4.3%
Astrazeneca PLC.............................................    United Kingdom            778,543         35,975,612
Aventis SA..................................................        France              1,167,712         93,217,674
Merck KGAA..................................................       Germany              1,039,277         36,511,547
Ono Pharmaceutical Co. Ltd. ................................        Japan                   7,000            222,258
                                                                                                      --------------
                                                                                                         165,927,091
                                                                                                      --------------
REAL ESTATE
Cheung Kong Holdings Ltd. ..................................      Hong Kong                50,000            544,879
                                                                                                      --------------
ROAD & RAIL 1.1%
Canadian National Railway Co. ..............................        Canada                480,000         19,426,463
Stagecoach Holdings PLC.....................................    United Kingdom         21,050,000         23,312,910
                                                                                                      --------------
                                                                                                          42,739,373
                                                                                                      --------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS .8%
*Hynix Semiconductor Inc. ..................................     South Korea            3,690,000          7,930,450
Samsung Electronics Co. Ltd. ...............................     South Korea              173,000         25,540,946
                                                                                                      --------------
                                                                                                          33,471,396
                                                                                                      --------------
SPECIALTY RETAIL .1%
Best Denki Co. Ltd. ........................................        Japan               1,125,000          4,843,850
                                                                                                      --------------
TRADING COMPANIES & DISTRIBUTORS .4%
Internatio-Muller NV........................................     Netherlands              680,526         15,641,034
                                                                                                      --------------
TRANSPORTATION INFRASTRUCTURE 1.0%
BAA PLC.....................................................    United Kingdom          4,075,000         37,823,812
                                                                                                      --------------
TOTAL COMMON STOCKS (COST $3,361,677,593)...................                                           3,583,375,191
                                                                                                      --------------
PREFERRED STOCKS 2.8%
Banco Itau SA, pfd. ........................................        Brazil            540,250,000         47,252,869
Embratel Participacoes SA, ADR, pfd. .......................        Brazil              2,131,200         15,941,375
News Corp. Ltd., pfd. ......................................      Australia             5,534,958         44,350,084
Volkswagen AG, pfd. ........................................       Germany                  1,900             57,904
                                                                                                      --------------
TOTAL PREFERRED STOCKS (COST $85,973,897)                                                                107,602,232
                                                                                                      --------------

                                                                                     PRINCIPAL
                                                                                      AMOUNT
                                                                                      -------
SHORT TERM INVESTMENTS (COST $198,156,802) 5.1%
U.S. Treasury Bills, 3.48% to 4.01%, with maturities to
  9/06/01...................................................    United States     $   198,347,000        198,221,500
                                                                                                      --------------
TOTAL INVESTMENTS (COST $3,645,808,292) 99.9%...............                                           3,889,198,923
OTHER ASSETS, LESS LIABILITIES .1%..........................                                               4,366,067
                                                                                                      --------------
TOTAL NET ASSETS 100.0%.....................................                                          $3,893,564,990
                                                                                                      ==============

CURRENCY ABBREVIATIONS:

EUR -- European Unit
FIM  -- Finnish Markka
SEK  -- Swedish Krona

*Non-income producing.
                       See Notes to Financial Statements.
 14

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

Assets:
 Investments in securities, at value (cost
  $3,645,808,292)...........................................  $3,889,198,923
 Cash.......................................................           4,045
 Receivables:
  Investment securities sold................................         361,715
  Capital shares sold.......................................       5,564,794
  Dividends and interest....................................      15,909,050
                                                              --------------
      Total assets..........................................   3,911,038,527
                                                              --------------
Liabilities:
 Payables:
  Investment securities purchased...........................       8,658,218
  Capital shares redeemed...................................       3,269,215
  To affiliates.............................................       2,561,932
 Deferred tax liability (Note 1f)...........................       2,457,321
 Accrued expenses...........................................         526,851
                                                              --------------
      Total liabilities.....................................      17,473,537
                                                              --------------
Net assets, at value........................................  $3,893,564,990
                                                              ==============
Net assets consist of:
 Undistributed net investment income........................  $   36,682,193
 Net unrealized appreciation................................     240,933,310
 Accumulated net realized gain..............................       8,045,422
 Capital shares.............................................   3,607,904,065
                                                              --------------
Net assets, at value........................................  $3,893,564,990
                                                              ==============
PRIMARY SHARES:
 Net asset value per share ($3,893,549,011 / 249,531,493
   shares outstanding)......................................          $15.60
                                                              ==============
SERVICE SHARES:
 Net asset value per share ($15,979 / 1,024 shares
   outstanding).............................................          $15.60
                                                              ==============

                       See Notes to Financial Statements.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

Investment Income:
 (net of foreign taxes of $7,411,421)
 Dividends..................................................    $  60,444,560
 Interest...................................................        6,736,559
                                                                -------------
      Total investment income...............................                        $  67,181,119
Expenses:
 Management fees (Note 3)...................................       14,301,902
 Administrative fees (Note 3)...............................        1,724,684
 Transfer agent fees (Note 3)...............................           70,300
 Custodian fees.............................................          708,000
 Reports to shareholders....................................           18,000
 Registration and filing fees...............................           66,050
 Professional fees..........................................           61,520
 Directors' fees and expenses...............................           58,000
 Other......................................................           18,170
                                                                -------------
      Total expenses........................................                           17,026,626
                                                                                    -------------
            Net investment income...........................                           50,154,493
                                                                                    -------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments...............................................        7,697,053
  Foreign currency transactions.............................       (1,182,913)
                                                                -------------
      Net realized gain.....................................                            6,514,140
 Net unrealized depreciation on:
  Investments...............................................     (346,604,570)
  Deferred taxes (Note 1f)..................................         (478,351)
                                                                -------------
      Net unrealized depreciation...........................                         (347,082,921)
                                                                                    -------------
Net realized and unrealized loss............................                         (340,568,781)
                                                                                    -------------
Net decrease in net assets resulting from operations........                        $(290,414,288)
                                                                                    =============

                       See Notes to Financial Statements.
 16

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  SIX MONTHS
                                                                    ENDED
                                                                JUNE 30, 2001        YEAR ENDED
                                                                 (UNAUDITED)      DECEMBER 31, 2000
                                                                 ----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................    $   50,154,493     $    82,494,056
  Net realized gain from investments and foreign currency
    transactions............................................         6,514,140         647,612,621
  Net unrealized depreciation on investments, deferred
   taxes, and translation of assets and liabilities
   denominated in foreign currencies........................      (347,082,921)     (1,024,333,367)
                                                                -----------------------------------
    Net decrease in net assets resulting from operations....      (290,414,288)       (294,226,690)
 Distributions to shareholders from:
  Net investment income:
   Primary Shares...........................................       (11,615,888)        (71,270,728)
   Service Shares...........................................               (41)               (333)
  Net realized gains:
   Primary Shares...........................................       (40,420,690)       (647,733,307)
   Service Shares...........................................              (170)             (3,014)
                                                                -----------------------------------
 Total distributions to shareholders........................       (52,036,789)       (719,007,382)
 Capital share transactions (Note 2):
  Primary Shares............................................      (108,728,280)        110,094,198
                                                                -----------------------------------
 Total capital share transactions...........................      (108,728,280)        110,094,198
    Net decrease in net assets..............................      (451,179,357)       (903,139,874)
Net assets:
 Beginning of period........................................     4,344,744,347       5,247,884,221
                                                                -----------------------------------
 End of period..............................................    $3,893,564,990     $ 4,344,744,347
                                                                ===================================
Undistributed net investment income included in net assets:
 End of period..............................................    $   36,682,193     $    (1,856,371)
                                                                ===================================

                       See Notes to Financial Statements.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Foreign Equity Series (the Fund) is a separate, diversified series of Templeton Institutional Funds, Inc. (the Company), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital growth. Under normal conditions, the Fund invests primarily in the equity securities of companies located outside the United States, including emerging markets. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. FOREIGN CURRENCY CONTRACTS:

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

d. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

e. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of the net assets of each class.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

e. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONT.)

Common expenses incurred by the Company are allocated among the funds comprising the Company based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

f. DEFERRED TAXES:

Deferred taxes are recorded for estimated tax liabilities inherent in certain of the Fund's foreign portfolio securities which may arise from subsequent sales of those securities and asset repatriations from countries that impose such taxes.

g. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

The Fund offers two classes of shares: Primary and Service shares. Each class of shares differs by its distribution fees and voting rights on matters affecting a single class and its exchange privilege.

At June 30, 2001, there were 1.14 billion shares authorized ($0.01 par value), of which 455 million and 100 million were designated as Primary shares and Service shares, respectively. Transactions in the Fund's shares were as follows:

                                                                   SIX MONTHS ENDED                         YEAR ENDED
                                                                     JUNE 30, 2001                       DECEMBER 31, 2000
                                                                     -----------------------------------------------------
                                                                SHARES         AMOUNT                SHARES           AMOUNT
                                                                ------------------------------------------------------------
PRIMARY SHARES:
Shares sold.................................................   20,597,187   $ 332,862,198          151,173,477    $ 3,099,642,745
Shares issued on reinvestment of distributions..............    2,969,612      48,819,833           39,773,542        668,817,667
Shares redeemed.............................................  (30,371,139)   (490,410,311)        (178,339,101)    (3,658,366,214)
                                                              -------------------------------------------------------------------
Net increase (decrease).....................................   (6,804,340)  $(108,728,280)          12,607,918    $   110,094,198
                                                              ===================================================================

For Service shares, there was no shareholder activity for the period ended June 30, 2001 and the year ended December 31, 2000.

Templeton Global Investors, Inc., a subsidiary of Franklin Resources, is the record owner of 100% of the Fund's Service shares as of June 30, 2001.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Company are also officers or directors of Templeton Investment Counsel, LLC (TIC), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)

The Fund pays an investment management fee to TIC of 0.70% per year of the average daily net assets of the Fund. The Fund pays its allocated share of an administrative fee to FT Services based on the Company's aggregate average daily net assets as follows:

ANNUALIZED
FEE RATE                   AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

The Fund reimburses Distributors up to .35% per year of the average daily net assets of Service shares, for costs incurred in marketing the Fund's Service shares.

4. INCOME TAXES

At June 30, 2001, the net unrealized appreciation based on the cost of investments for income tax purposes of $3,657,701,008 was as follows:

Unrealized appreciation.....................................  $ 795,964,485
Unrealized depreciation.....................................   (564,466,570)
                                                              -------------
Net unrealized appreciation.................................  $ 231,497,915
                                                              =============

Net investment income and net realized gains differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, passive foreign investment companies, wash sales, and losses realized subsequent to October 31, on the sale of foreign currencies.

At December 31, 2000, the Fund had deferred currency losses occurring subsequent to October 31, 2000 of $72,377. For tax purposes, such losses will be reflected in the year ending December 31, 2001.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 2001 aggregated $319,401,654 and $350,898,752 respectively.

This report must be preceded or accompanied by the current prospectus of the Templeton Institutional Funds, Inc. Foreign Equity Series, which contains more complete information, including risk factors, charges, and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political, and other factors. The Fund and its investors are not protected from such losses by the manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be determined by the presence of a regular beeping tone.











                                                          Principal Underwriter:

                                                              FRANKLIN TEMPLETON
                                                              DISTRIBUTORS, INC.
                                                            100 Fountain Parkway
                                                                  P.O. Box 33030
                                              St. Petersburg, Florida 33733-8030

                                          Institutional Services: 1-800-321-8563
                                                Fund Information: 1-800-362-6243

ZT454 S 08/01
                                 [RECYCLE LOGO]